Financial Instruments - Summary of Assets and Liabilities Denominated in Foreign Currencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	$ 10,240	$ 9,521
Liabilities	2,659	1,056
Renminbi ("RMB")
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	8,940	8,376
Liabilities	1,210	512
AUD [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	1,300	1,145
Liabilities	$ 1,449	$ 544